Stockholders' Equity - Additional Information (Detail) - USD ($)	Sep. 19, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued		0	0	0
Preferred Stock, Shares Outstanding		0	0	0
Common Stock, Shares, Issued			4,128,024	23,000,000
Common Stock, Shares, Outstanding			4,128,024	23,000,000
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized		300,000,000	300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued		0	0	0
Common Stock, Shares, Outstanding		0	0	0
Temporary Equity Stock Redeemed During The Period Shares	18,871,976
Temporary Equity Stock Redeemed During The Period Value	$ 190,010,529
Temporary Equity, Shares Outstanding	4,128,024	4,128,024	4,128,024	23,000,000
Temporary Equity, Redemption Price Per Share			$ 10
Temporary Equity, Shares Issued		23,000,000	23,000,000	23,000,000
Common Class A [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Common Stock, Threshold Percentage on Conversion of Shares		20.00%	20.00%
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Temporary Equity Stock Redeemed During The Period Shares	18,871,976
Temporary Equity Stock Redeemed During The Period Value	$ 190,010,529
Common Class B [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized		30,000,000	30,000,000	30,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued		5,750,000	5,750,000	5,750,000
Common Stock, Shares, Outstanding		5,750,000	5,750,000	5,750,000